                                                                                                August 5, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       The Dreyfus/Laurel Funds Trust (“Registrant”)

-          Dreyfus Equity Income Fund

-          Dreyfus Emerging Markets Debt Local Currency Fund

            1933 Act File No.: 33-43846

            1940 Act File No.: 811-00524

CIK No.: 0000053808

Dear Sir/Madam:

Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended May 31, 2015.

Please direct any questions or comments to the attention of the undersigned at (212) 922-7804.

                                                                                                Sincerely,

                                                                                               /s/ Judianny Compres

                                                                                               Judianny Compres

                                                                                               Paralegal

JC/

Enclosures